Short-term Loan	12 Months Ended
Dec. 31, 2016
Short-term Loan
Short-term Loan

13.Short-term Loan

As of December 31, 2015, the short-term loan balances represent short-term loan arrangements with a bank. The commitments of the loans were RMB714.3 million (US$110.0 million), RMB584.4 million (US$90.0 million), and RMB974.0 million (US$150.0 million), with a fixed interest rate of 1.00%, 0.96%, and 0.93% per annum, respectively, and all with a maturity term of three months. As of December 31, 2015, the loans were secured by RMB deposits of the Group in an onshore branch of this bank in the amount of RMB2,427.6 million (US$374.8 million), which was recognized as restricted cash.

As of December 31, 2016, the short-term loan balances represent short-term loan arrangements with a bank. The commitments of the loans were RMB693.7 million (US$100.0 million), RMB763.1 million (US$110.0 million), RMB1,040.6 million (US$150.0 million), RMB694.0 million (HK$775.9 million) and RMB624.3 million (US$90.0 million), with a fixed interest rate of 1.29%, 1.28%, 1.15%, 0.98%, and 1.19% per annum, respectively, and all with a maturity term of three months. As of December 31, 2016, the loans were secured by RMB deposits of the Group in an onshore branch of this bank in the amount of RMB3,995.0 million (US$575.4 million), which was recognized as restricted cash (see Note 2(f)).

In 2016, the Group entered into two credit facility agreements in the aggregate amount of US$78.0 million. As at December 31, 2016, neither of such credit facilities had been utilized. In addition, in February and March 2017, the Group entered into two new credit facility agreements amounted to US$100.0 million and US$200.0 million, respectively. As of April 21, 2017, the aggregate amount of the credit facility was US$378.0 million and US$100.0 million was utilized.